Basis of Presentation And Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Accounting Policies [Abstract]
Background
Background
McAfee is a leading-edge cybersecurity company that provides advanced security solutions to consumers. Security technologies from McAfee use a unique, predictive capability that is powered by McAfee Global Threat Intelligence, which enables home users to stay one step ahead of the next wave of fileless attacks, viruses, malware, and other online threats.
McAfee Corp. (the “Corporation”) was formed as a Delaware corporation on July 19, 2019 for the purpose of facilitating an initial public offering (“IPO”) and related transactions in order to carry on the business of Foundation Technology Worldwide LLC (“FTW”) and its subsidiaries (the Corporation, FTW and its subsidiaries are collectively the “Company,” “we,” “us” or “our”). On October 21, 2020, the Corporation became the sole managing member and holder of 100% of the voting power of FTW due to the reorganization transactions described below. With respect to the Corporation and FTW, each entity owns only the respective entities below it in the corporate structure and each entity has no other material operations, assets, or liabilities.
In October 2020, the Corporation completed an IPO pursuant to which the Corporation and selling stockholders sold an aggregate of 37 million shares of Class A common stock par value $0.001 per share (“Class A common stock”) at a public offering price of $20.00 per share. The Corporation issued 31 million shares and received $586 million in proceeds, net of underwriting discounts and commissions, of which $553 million was used to purchase newly-issued limited liability company units (“LLC Units”) and $33 million was used to purchase LLC Units from existing holders (“Continuing LLC Owners”) of interests in FTW, at a purchase price per unit equal to the public offering price per share of Class A common stock, less underwriting discounts and commissions.
We refer to the holders of management incentive units of FTW (“MIUs”) as well as members of management who hold LLC Units following the closing of the offering or are to receive Class A common stock in satisfaction of existing incentive awards as “Management Owners.” We refer to those of our pre-IPO
investors and certain of their affiliates who received shares of Class A common stock in connection with the Reorganization Transactions (as defined below) and who do not hold LLC Units as “Continuing Corporate Owners,” and together with the Continuing LLC Owners, as “Continuing Owners.”

Background
McAfee is a leading-edge cybersecurity company that provides advanced security solutions to consumers. Security technologies from McAfee use a unique, predictive capability that is powered by McAfee Global Threat Intelligence, which enables home users to stay one step ahead of the next wave of fileless attacks, viruses, malware, and other online threats.
McAfee Corp. (the “Corporation”) was formed as a Delaware corporation on July 19, 2019 for the purpose of facilitating an initial public offering (“IPO”) and related transactions in order to carry on the business of Foundation Technology Worldwide LLC (“FTW”) and its subsidiaries (the Corporation, FTW and its subsidiaries are collectively the “Company,” “we,” “us” or “our”). On October 21, 2020, the Corporation became the sole managing member and holder of 100% of the voting power of FTW due to the reorganization transactions described below. With respect to the Corporation and FTW, each entity owns only the respective entities below it in the corporate structure and each entity has no other material operations, assets, or liabilities.
In October 2020, the Corporation completed an IPO pursuant to which the Corporation and selling stockholders sold an aggregate of 37.0 million shares of Class A common stock par value $0.001 per share (“Class A common stock”) at a public offering price of $20.00 per share. The Corporation issued 31 million shares and received $586 million in proceeds, net of underwriting discounts and commissions, of which $553 million was used to purchase newly-issued limited liability company units (“LLC Units”) and $33 million was used to purchase LLC Units from existing holders (“Continuing LLC Owners”) of interests in FTW, at a purchase price per unit equal to the public offering price per share of Class A common stock, less underwriting discounts and commissions.
We refer to the holders of management incentive units of FTW (“MIUs”) as well as members of management who hold LLC Units following the closing of the offering or are to receive Class A common stock in satisfaction of existing incentive awards as “Management Owners.” We refer to those of our pre-IPO
investors and certain of their affiliates who received shares of Class A common stock in connection with the Reorganization Transactions (as defined below) and who do not hold LLC Units as “Continuing Corporate Owners,” and together with the Continuing LLC Owners, as “Continuing Owners.”

The Reorganization Transactions
The Reorganization Transactions
Reorganization
In connection with the closing of the IPO, the following Reorganization Transactions were consummated:

•	a new limited liability company operating agreement (“New LLC Agreement”) was adopted for FTW making the Corporation the sole managing member of FTW;

•
the Corporation’s certificate of incorporation was amended and restated to, among other things, (i) provide for Class A common stock and Class B common stock and (ii) issue shares of Class B common stock to the Continuing Owners and Management Owners, on a one-to-one
basis with the number of LLC Units they own (except that Management Owners will not receive shares of Class B common stock in connection with their exchange of Management Incentive Units (“MIUs”)), the exchange of which will be settled in cash or shares of Class A common stock, at the option of the Company, for nominal consideration;

•	the Corporation (i) issued 126.3 million shares of its Class A common stock to certain of the Continuing Owners in exchange for their contribution of LLC units or the equity of certain other entities, which pursuant to the Reorganization Transactions, became its direct or indirect subsidiaries and (ii) settled 5.7 million restricted stock units (“RSUs”) with shares of its Class A common stock, net of tax withholding, held by certain employees, which were satisfied in connection with the Reorganization Transactions; and

•
the Corporation entered into (i) a tax receivable agreement (“TRA”) with certain of our Continuing Owners and certain Management Owners (collectively “TRA Beneficiaries”) and (ii) a stockholders agreement and a registration rights agreement with investment funds affiliated with or advised by TPG Global, LLC (“TPG”) and Thoma Bravo, L.P. (“Thoma Bravo”), respectively, and Intel Americas, Inc. (“Intel”).

The Reorganization Transactions
Reorganization
In connection with the closing of the IPO, the following Reorganization Transactions were consummated:

•	a new limited liability company operating agreement (“New LLC Agreement”) was adopted for FTW making the Corporation the sole managing member of FTW;

•
the Corporation’s certificate of incorporation was amended and restated to, among other things, (i) provide for Class A common stock and Class B common stock and (ii) issue shares of Class B common stock to the Continuing Owners and Management Owners, on a one-to-one
basis with the number of LLC Units they own (except that Management Owners will not receive shares of Class B common stock in connection with their exchange of Management Incentive Units (“MIUs”)), the exchange of which will be settled in cash or shares of Class A common stock, at the option of the Company, for nominal consideration;

•
the Corporation (i) issued 126.3 million shares of its Class A common stock to certain of the Continuing Owners in exchange for their contribution of LLC units or the equity of certain other entities, which pursuant to the Reorganization Transactions, became its direct or indirect subsidiaries and (ii) settled 5.7 million restricted stock units (“RSUs”) with shares of its Class A common stock, net of tax withholding, held by certain employees, which were satisfied in connection with the Reorganization Transactions; and

•
the Corporation entered into (i) a tax receivable agreement (“TRA”) with certain of our Continuing Owners and certain Management Owners (collectively “TRA Beneficiaries”) and (ii) a stockholders agreement and a registration rights agreement with investment funds affiliated with or advised by TPG Global, LLC (“TPG”) and Thoma Bravo, L.P. (“Thoma Bravo”), respectively, and Intel Americas, Inc. (“Intel”).

Divestiture of Enterprise Business
Divestiture of Enterprise Business
On March 6, 2021, we entered into a definitive agreement (the “Purchase Agreement”) with a consortium led by Symphony Technology Group (“STG”) under which STG agreed to purchase certain of our Enterprise assets together with certain of our Enterprise liabilities (“Enterprise Business”), representing substantially all of our Enterprise segment, for an all-cash
purchase price of $4.0 billion. The divestiture transaction closed on July 27, 2021. The divestiture of our Enterprise Business represents a strategic shift in our operations that allows us to focus on our Consumer business. As a result of the divestiture, the results of our Enterprise Business were reclassified as discontinued operations in our condensed consolidated statements of operations and excluded from both continuing operations and segment results for all periods presented. Starting in the first quarter of fiscal 2021, we began to operate in one reportable segment as the Enterprise Business comprised substantially all of our Enterprise segment. Results of discontinued operations includes all revenues and expenses directly derived from our Enterprise Business, with the exception of general corporate overhead costs that were previously allocated to our Enterprise segment but have not been allocated to discontinued operations. The Enterprise Business, as specified in the Purchase Agreement, was reclassified as discontinued operations in our condensed consolidated balance sheets, subject to changes set forth in the Purchase Agreement, which included amendments to the agreement in July, 2021. See Note 3 for additional information about the divestiture of our Enterprise Business.

Divestiture of Enterprise Business
On March 6, 2021, we entered into a definitive agreement (the “Purchase Agreement”) with a consortium led by Symphony Technology Group (“STG”) under which STG agreed to purchase certain of our Enterprise assets together with certain of our Enterprise liabilities (“Enterprise Business”), representing substantially all of our Enterprise segment, for an all-cash purchase price of $4.0 billion. The divestiture transaction closed on July 27, 2021. The divestiture of our Enterprise Business represents a strategic shift in our operations that will allow us to focus on our Consumer Business. As a result of the divestiture, the results of our Enterprise Business were reclassified as discontinued operations in our consolidated statements of operations and excluded from both continuing operations and segment results for all periods presented. Starting in the first quarter of fiscal 2021, we began to operate in one reportable segment as the Enterprise Business comprised substantially all of our Enterprise segment. Results of discontinued operations includes all revenues and expenses directly derived from our Enterprise Business, with the exception of general corporate overhead costs that were previously allocated to our Enterprise segment but have not been allocated to discontinued operations. The Enterprise Business, as specified in the Purchase Agreement, was reclassified as discontinued operations in our consolidated balance sheets, subject to changes set forth in the Purchase Agreement, which included amendments to the agreement in July 2021. See Note 3 for additional information about the divestiture of our Enterprise Business.

Principles of Consolidation
Principles of Consolidation
Subsequent to the Reorganization Transactions and IPO, the Corporation is a holding company, and its sole material asset held directly or through wholly-owned subsidiaries is its equity interest in FTW. The Corporation, as the sole managing member of FTW, exclusively operates and controls the business and affairs of FTW. The Corporation consolidates the financial results of FTW and reports a redeemable noncontrolling interest (“RNCI”) related to the LLC Units held by the Continuing LLC Owners and vested MIUs held by Management Owners (Note 14 and 16).
As the Continuing LLC Owners control both the Corporation and FTW, before and after the Reorganization Transactions, the Reorganization Transactions were accounted for as a reorganization of entities under common control. As a result, the financial statements for periods prior to the IPO and the Reorganization Transactions are the financial statements of FTW as the predecessor to the Corporation for accounting and reporting purposes.
Financial information includes the accounts of the Company and was prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All intercompany balances and transactions within the Company have been eliminated in consolidation. These condensed consolidated financial statements, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, that are necessary for a fair statement of our financial information. The condensed consolidated balance sheet as of December 26, 2020, has been derived from the audited financial statements as of that date, but it does not include all of the information and footnotes required by GAAP for complete financial statements. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying
Notes thereto included in our Annual Report on Form
10-K
for the year ended December 26, 2020, which were recast to reflect discontinued operations and filed with our Current Report on Form
8-K
on August 2, 2021. The results of operations for the three and six months ended June 26, 2021 are not necessarily indicative of the results expected for the entire fiscal year. We have reclassified certain prior period amounts to conform to our current period presentation.
We consolidate entities in which we have a controlling financial interest, the usual condition of which is ownership of a majority voting interest. We also consider for consolidation certain interests where the controlling financial interest may be achieved through arrangements that do not involve voting interests. Such an entity, known as a variable interest entity (“VIE”), is required to be consolidated by its primary beneficiary. The primary beneficiary of a VIE is considered to possess the power to direct the activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the rights to receive benefits from the VIE that are significant to it (Note 16).
Our functional currency for all of our subsidiaries is the U.S. dollar (“USD”).

Principles of Consolidation
Subsequent to the Reorganization Transactions and IPO, the Corporation is a holding company, and its sole material asset held directly or through wholly-owned subsidiaries is its equity interest in FTW. The Corporation, as the sole managing member of FTW, exclusively operates and controls the business and affairs of FTW. The Corporation consolidates the financial results of FTW and reports a redeemable noncontrolling interest (“RNCI”) related to the LLC Units held by the Continuing LLC Owners and vested MIUs held by Management Owners (Note 16).
As the Continuing LLC Owners control both the Corporation and FTW, before and after the Reorganization Transactions, the Reorganization Transactions were accounted for as a reorganization of entities under common control. As a result, the financial statements for periods prior to the IPO and the Reorganization Transactions are the financial statements of FTW as the predecessor to the Corporation for accounting and reporting purposes.
Financial information includes the accounts of McAfee and was prepared in accordance with U.S. GAAP. All intercompany balances and transactions within McAfee have been eliminated in consolidation. We have reclassified certain prior period amounts to conform to our current period presentation.
We consolidate entities in which we have a controlling financial interest, the usual condition of which is ownership of a majority voting interest. We also consider for consolidation certain interests where the controlling financial interest may be achieved through arrangements that do not involve voting interests. Such an entity, known as a variable interest entity (“VIE”), is required to be consolidated by its primary beneficiary. The primary beneficiary of a VIE is considered to possess the power to direct the activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the rights to receive benefits from the VIE that are significant to it (Note 18).
Our functional currency for all of our subsidiaries is USD.

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements required us to make certain estimates and judgments that affect the amounts reported. Actual results may differ materially from our estimates. The accounting estimates that required our most significant and subjective judgments include:

•	projections of future cash flows related to revenue share and related agreements with our personal computer original equipment manufacturer partners;

•	amounts classified as discontinued operations;

•	the valuation and recoverability of identified intangible assets and goodwill;

•	recognition and measurement of current and deferred income taxes as well as our uncertain tax positions;

•	fair value of our equity awards;

•	fair value of long-term debt and related swaps;

•	amount of liability related to the tax receivable agreement;

•
determining the nature and timing of satisfaction of performance obligations, assessing any associated material rights and determining the standalone selling price (“SSP”) of performance obligations; and

•	determining our technology constrained customer life.
The effect of the novel coronavirus
(“COVID-19”)
pandemic on our business, operations, and financial results is dependent upon future developments, including the duration of the pandemic and the related length of its impact on the global economy and vaccines, which are unknown at this time. As a result, some of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, several of our estimates and assumptions may change materially in future periods due to the impact of the
COVID-19
pandemic.

Use of Estimates
The preparation of the consolidated financial statements required us to make certain estimates and judgments that affect the amounts reported. Actual results may differ materially from our estimates. The accounting estimates that required our most significant and subjective judgments include:

•	projections of future cash flows related to revenue share and related agreements with our personal computer original equipment manufacturer partners;

•	amounts classified as discontinued operations;

•	fair value estimates for assets and liabilities acquired in business combinations;

•	the valuation and recoverability of identified intangible assets and goodwill;

•	recognition and measurement of current and deferred income taxes as well as our uncertain tax positions;

•	fair value of our equity awards;

•	fair value of long-term debt and related swaps;

•	amount of liability related to the tax receivable agreement;

•
determining the nature and timing of satisfaction of performance obligations, assessing any associated material rights and determining the standalone selling price (“SSP”) of performance obligations; and

•	determining our technology constrained customer life.
The effect of the novel coronavirus
(“COVID-19”)
pandemic on our business, operations, and financial results is dependent upon future developments, including the duration of the pandemic and the related length of its impact on the global economy, which are unknown at this time. As a result, some of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, several of our estimates and assumptions may change materially in future periods due to the impact of the
COVID-19
pandemic.

Fiscal Calendar
Fiscal Calendar
We maintain a
52-
or
53-week
fiscal year that ends on the last Saturday in December. The year ending December 25, 2021 is a
52-week
year starting on December 27, 2020. These condensed consolidated financial statements are presented as of June 26, 2021 and December 26, 2020, and for the three and six months ended June 26, 2021 and the three and six months ended June 27, 2020. The three and six months ended June 26, 2021 consisted of 13 and 26 weeks, respectively, and the three and six months ended June 27, 2020 consisted of 13 and 26 weeks, respectively.

Fiscal Calendar
We maintain a
52-
or
53-week
fiscal year that ends on the last Saturday in December. The year ended December 29, 2018 is a
52-week
year starting on December 31, 2017 and ending on December 29, 2018. The year ended December 28, 2019 is a
52-week
year starting on December 30, 2018 and ending on December 28, 2019. The year ended December 26, 2020 is a
52-week
year starting on December 29, 2019 and ending on December 26, 2020.

Revenue Recognition
Revenue Recognition
We derive revenue from the sale of security products, subscriptions, software as a service (“SaaS”) offerings, support and maintenance, professional services, or a combination of these items, primarily through our indirect relationships with our partners or direct relationships with end customers through our internal sales force. On December 31, 2017, we adopted ASC Topic 606 under the modified retrospective approach with the cumulative effect of initially applying the new standard as an adjustment to the opening balance of retained earnings. Results for the reporting period beginning December 31, 2017 are presented under ASC Topic 606, while prior period amounts were not adjusted.
We recognize revenue pursuant to the five-step framework within ASC Topic 606:

1.	Identify the contract(s) with a customer : Contracts are generally evidenced by a binding and non-cancelable purchase order or agreement that creates enforceable rights and obligations.

2.	Identify the performance obligations in the contract : Performance obligations are the promises contained in the contract to provide distinct goods or services.

3.	Determine the transaction price : The amount of consideration we expect to be entitled for transferring the promised goods and services to the customer.

4.
Allocate the transaction price to the performance obligations in the contract
: SSP is determined for each performance obligation in the contract and a proportion of the overall transaction price is allocated to each performance obligation based on the relative value of its SSP in comparison to the transaction price except when a discount or variable consideration can be allocated to a specific performance obligation in the contract.

5.	Recognize revenue when (or as) we satisfy a performance obligation : Recognition for a performance obligation may happen over time or at a point in time depending on the facts and circumstances.
We generally consider our customer to be the entity with which we have a contractual agreement. This could be the end user, or when we sell products and services through the channel, our customer could be either the distributor or the reseller. As part of determining whether a contract exists, probability of collection is assessed on a customer-by-customer
basis at the outset of the contract. Customers are subjected to a credit review process that evaluates the customers’ financial position and the ability and intention to pay.
At contract inception, we assess the goods and services promised in our contracts with customers and identify a performance obligation for each promise to transfer to the customer a good or service (or bundle of goods or services) that is distinct — i.e., if a good or service is separately identifiable from other items in the bundled package and if a customer can benefit from it on its own or together with other resources that are readily available to the customer. To identify our performance obligations, we consider all of the goods or services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices. Determining whether products and services are considered distinct performance obligations or should be combined to create a single performance obligation may require significant judgment. We recognize revenue when (or as) we satisfy a performance obligation by transferring control of a good or service to a customer.
The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer, adjusted for estimated variable consideration, if any. We typically estimate the transaction price impact of sales returns and discounts offered to the customers, including discounts for early payments on receivables, rebates or certain distribution partner incentives, including marketing programs. Constraints are applied when estimating variable considerations based on historical experience where applicable.
Once we have determined the transaction price, we allocate it to each performance obligation in a manner depicting the amount of consideration to which we expect to be entitled in exchange for transferring the goods or services to the customer (the “allocation objective”). If the allocation objective is met at contractual prices, no allocations are made. Otherwise, we allocate the transaction price to each performance obligation identified in the contract on a relative SSP basis, except when the criteria are met for allocating variable consideration or a discount to one or more, but not all, performance obligations in the contract.
To determine the SSP of our goods or services, we conduct a regular analysis to determine whether various goods or services have an observable SSP. If we do not have an observable SSP for a particular good or service, then SSP for that particular good or service is estimated using an approach that maximizes the use of observable inputs. We generally determine SSPs using various methodologies such as historical prices, expected cost plus margin, adjusted market assessment or non-standalone
selling prices.
We recognize revenue as control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for the promised goods or services. Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities. Control of the promised goods or services is transferred to our customers at either a point in time or over time, depending on the performance obligation.
The nature of our promise to the customer to provide our time-based software licenses and related support and maintenance is to stand ready to provide protection for a specified or indefinite period of time. Maintenance and support in these cases are typically not distinct performance obligations as the licenses are dependent upon regular threat updates to the customer. Instead the maintenance and support is combined with a software license to create a single performance obligation. We typically satisfy these performance obligations over time, as control is transferred to the customer as the services are provided.
Additional Revenue Recognition Considerations
Royalties and Managed Service Provider Revenues
Our original equipment manufacturer (“OEM”) and managed service provider (“MSP”) sales channels have revenues derived from sales- or usage-based royalties. Such revenue is excluded from any variable consideration and transaction price calculations and is recognized at the later of when the sale or usage occurs, or the performance obligation is satisfied or partially satisfied.
Consideration Payable to a Customer
We make various payments to our channel partners, which may include revenue share, product placement fees and marketing development funds. Costs that are incremental to revenue, such as revenue share, are capitalized and amortized over time as cost of sales (
Note 4
). Product placement fees and marketing development funds are expensed in sales and marketing expense as the related benefit is received and were $187 million, $142 million and $170 million for the years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively.
Under certain of our channel partner agreements, the partners pay us royalties on our technology sold to their customers, which we recognize as revenue in accordance with our revenue recognition policy. In these situations, the payments made to our channel partners are recognized as consideration paid to a customer, and thus are recorded as reductions to revenue up to the amount of cumulative revenue recognized from the contract with the channel partner during the period of measurement.
Contract Costs
Contract acquisition costs consist mainly of sales commissions and associated fringe benefits, as well as revenue share under programs with certain of our distribution partners. For revenue share, the partner receives a percentage of the revenue we receive from an end user upon conversion to a paid customer or renewal. These costs would not have been incurred if the contract was not obtained and are considered incremental and recoverable costs of obtaining a contract with a customer. These costs are capitalized and amortized over time in accordance with Accounting Standards Codification (“ASC”)
340-40.
Contract fulfillment costs consist software and related costs. These costs are incremental and recoverable and are capitalized and amortized on a systematic basis that is consistent with the pattern of transfer of the goods and services to which the asset relates.
Discontinued Operations
Certain of our perpetual software licenses or hardware with integrated software are not distinct from their accompanying maintenance and support, as they are dependent upon regular threat updates. These contracts typically contain a renewal option that we have concluded creates a material right for our customer. The license, hardware and maintenance and support revenue is recognized over time, as control is transferred to the customer over the term of the initial contract period while the corresponding material right is recognized over time beginning at the end of the initial contractual period over the remainder of the technology constrained customer life.
Alternatively, certain of our perpetual software licenses, hardware appliances, or hardware with integrated software provide a benefit to the customer that is separable from the related support as they are not dependent upon regular threat updates. Revenue for these products is recognized at a point in time when control is transferred to our customers, generally at shipment. The related maintenance and support represent a separate performance obligation and the associated transaction price allocated to it is recognized over time as control is transferred to the customer.
The nature of our promise to the customer to provide our SaaS offerings and related support and maintenance is to stand ready to provide protection for a specified or indefinite period of time. Maintenance and support in these cases are typically not distinct performance obligations as the licenses are dependent upon regular threat updates to the customer. Instead the maintenance and support is combined with a software license to create a single performance obligation. We typically satisfy these performance obligations over time, as control is transferred to the customer as the services are provided.
Revenue for professional services that are a separate and distinct performance obligation is recognized as services are provided to the customer.
Payment Terms and Warranties
Our payment terms vary by the type and location of our customer and the products or services offered. The term between invoicing and when payment is due is not significant. For certain products or services and customer types, we require payment before the products or services are delivered to the customer.
We provide assurance warranties on our products and services. The warranty timeframe varies depending on the product or service sold, and the resolution of any issues is at our discretion to either repair, replace, reperform or refund the fee.
Contract Costs
Contract acquisition costs consist mainly of sales commissions and associated fringe benefits. We typically recognize the initial commissions that are not commensurate with renewal commissions over the longer of the customer relationship (generally estimated to be four to five years) or over the same period as the initial revenue arrangement to which these costs relate. Renewal commissions paid are generally amortized over the renewal period.
Contract fulfillment costs consist primarily of hardware and related costs. These costs are incremental and recoverable and are capitalized and amortized on a systematic basis that is consistent with the pattern of transfer of the goods and services to which the asset relates.

Advertising Expenses
Advertising Expenses
Marketing programs that are facilitated through third parties not considered customers are expensed as incurred. Total advertising expenses for our continuing operations were $39 million, $19 million, and $25 million for the years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively, excluding amounts included in sales and marketing as discussed in the revenue recognition section above
.

Accounts Receivable
Accounts Receivable
We record accounts receivable at the invoiced amount and maintain an allowance for doubtful accounts to reserve for potentially uncollectible receivables. We review accounts receivable to identify specific customers with known disputes or collectability issues and maintain an allowance for expected credit losses for all other receivables not included in the specific reserve by applying a set percentage for projected uncollectible amounts to the accounts receivable balance. In determining this percentage, judgment based on historical collection experience and current economic trends is applied. We recorded an allowance for credit losses of $4 million and less than $1 million as of December 26, 2020 and December 28, 2019, respectively.

Cash and Cash Equivalents		Cash and Cash Equivalents All highly liquid investments with original maturities of 95 days or less are considered cash equivalents.
Goodwill
Goodwill
Goodwill is recorded as the excess of consideration transferred over the acquisition-date fair values of assets acquired and liabilities assumed in a business combination. Historically, we have assigned goodwill to our reporting units based on the relative fair value expected at the time of the acquisition. Goodwill and intangible assets to be disposed of as a result of our agreement with STG to sell certain assets of Enterprise Business were included in assets of discontinued operations in our consolidated balance sheets. We now have one reporting unit for goodwill (Note 10).
We perform an annual impairment assessment on the first day of the third month in the fourth quarter or more frequently if indicators of potential impairment exist, which includes evaluating qualitative and quantitative factors to assess the likelihood of an impairment of our reporting unit’s goodwill. If the conclusion of an impairment assessment is that it is more likely than not that the fair value is more than its carrying value, goodwill is not considered impaired and we are not required to perform the quantitative goodwill impairment test.
If the conclusion of an impairment assessment is that it is more likely than not that the fair value is less than its carrying value, we perform the quantitative goodwill impairment test, which compares the fair value of the reporting unit to its carrying value. Impairments, if any, are based on the excess of the carrying amount over the fair value. Our goodwill impairment test considers the income method and/or market method to estimate a reporting unit’s fair value.

Identified Intangible Assets
Identified Intangible Assets
We amortize all finite-lived intangible assets that are subject to amortization over their estimated useful life of economic benefit on a straight-line basis (Note 10).
For significant intangible assets subject to amortization, we perform a quarterly assessment to determine whether facts and circumstances indicate that the useful life is shorter than we had originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, we assess recoverability by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining useful lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If an asset’s useful life is shorter than originally estimated, we accelerate the rate of amortization and amortize the remaining carrying value over the updated, shorter useful life.
For our intangible assets not subject to amortization, we perform an annual impairment assessment on the first day of the third month in the fourth quarter, or more frequently if indicators of potential impairment exist, to determine whether it is more likely than not that the carrying value of the asset may not be recoverable. If necessary, a quantitative impairment test is performed to compare the fair value of the indefinite-lived intangible asset with its carrying value. Impairments, if any, are based on the excess of the carrying amount over the fair value of the asset
.

Research and Development
Research and Development
Costs incurred in the research and development of new software products are expensed as incurred until technological feasibility is established. Research and development costs include salaries and benefits of researchers, supplies, and other expenses incurred during research and development efforts. Development costs are capitalized beginning when a product’s technological feasibility has been established and ending when the product is available for general release to customers. Technological feasibility is reached when the product reaches the working-model stage. To date, new products and enhancements generally have reached technological feasibility and have been released for sale at substantially the same time. All research and development costs to date have been expensed as incurred except for software subject to a hosting arrangement.
Software development costs of both
internal-use
applications and software sold subject to hosting arrangements are capitalized when we have determined certain factors are present, including factors that indicate technology exists to achieve the performance requirements, the decision has been made to develop internally versus buy and our management has authorized the funding for the project. Capitalization of software costs ceases when the software is substantially complete and is ready for its intended use and capitalized costs are amortized over their estimated useful life of three to five years using the straight-line method. When events or circumstances indicate the carrying value of internal use software might not be recoverable, we assess the recoverability of these assets by determining whether the amortization of the asset balance over its remaining life can be recovered through undiscounted future operating cash flows.

Equity-Based Awards
Equity-Based Awards
We currently provide various equity-based compensation to those whom, in the opinion of the Board or its designee, are in a position to make a significant contribution to our success.
Equity-based compensation cost is measured at the grant date based on the fair value of the award and recognized as expense over the appropriate service period. Determining the fair value of equity-based awards requires considerable judgment, including assumptions and estimates of the following:

•	fair value of the unit;

•	life of the award;

•	volatility of the unit price; and

•	dividend yield
Before our IPO, the fair value of the unit was determined by the Board reasonably and in good faith. Generally, this involved a review of an independent valuation of our business, which requires judgmental inputs and assumptions such as our cash flow projections, peer company comparisons, market data, growth rates and discount rate. The Board reviewed its prior determination of fair value of a unit on a quarterly basis to decide whether any change was appropriate (including whether to obtain a new independent valuation), considering such factors as any significant financial, operational, or market changes affecting the business since the last valuation date. Due to us not having sufficient historical volatility, we used the historical volatilities of publicly traded companies which are similar to us in size, stage of life cycle and financial leverage. We will continue to use this peer group of companies unless a situation arises within the group that would require evaluation of which publicly traded companies are included or once sufficient data is available to use our own historical volatility. In addition, for awards where vesting is dependent upon achieving certain operating performance goals, we estimate the likelihood of achieving the performance goals. For goals dependent upon a qualifying liquidity event, (i.e., a change of control or public offering registered on a Form
S-1
(or successor form), in either case, occurring on or before April 3, 2024) (a “Qualifying Liquidity Event”), we will not recognize any expense until the event occurs. Upon consummation of our IPO, we recognized a cumulative catch-up
of expense based on the vesting dates for our time-based awards and expected vesting dates for our performance-based awards. We recognize forfeitures as they occur. For awards with only time-vesting requirement, we recognize the expense over a straight-line basis during the vesting period.
After the close of our IPO, our outstanding Management Equity Participation Units (“MEPUs”) and Cash RSU (“CRSUs”) were converted into RSUs (“Replacement RSUs”), which are to be settled in Class A common stock. The fair value of these Replacement RSUs was our IPO price less the present value of the expected dividends not received during the vesting period. For all other RSU grants after our IPO, we utilize the closing price of our common stock on the day of the grant date, less the present value of expected dividends not received during the vesting period to determine grant date fair value.
In addition, certain MEPU holders were also granted stock options with a strike price equal to our IPO price. For all other stock option grants after our IPO, we utilize the closing price of our common stock on the day of grant date to determine the strike price. All of our granted stock options are non-qualified
and expire 10 years after grant. We utilize a Black-Scholes model to determine grant date fair value of our stock options.
Our time-based awards generally vest evenly over the 16 quarters following grant date. For time-based awards granted to our new hires, the vesting period is generally 25% vest one year after grant date and quarterly thereafter for 12 quarters. Time-based awards granted to our non-employee
directors vest one year from grant date. Generally, unvested awards are forfeited upon termination of employment with us, however, our executive officers may have provisions permitting acceleration or pro rata acceleration upon termination without cause (as defined in the respective award agreements).
Our performance-based RSU awards (“PSU”s) are granted to executive officers and certain employees annually. These awards vest after approximately three years, with the number vesting based upon internal profitability targets that are communicated to employees in the year to which the targets relate. The number of shares of common stock issued will range from zero to stretch, with stretch typically defined as 130% of target. At the time our Board approves such grants, the targets for performance years other than the current year are not known or knowable by us nor our employees. Upon determination and communication of such targets in future years, grant date fair value is determined based upon the closing price, less the present value of expected dividends not received during the vesting period.
A portion of our RSU awards and all of our performance-based stock option and performance-based MIU awards vest upon achievement of certain return of cash metrics. In January 2021, these awards were modified to vest annually in equal tranches over the three year anniversaries of our IPO. If the original return of cash performance is achieved prior to such anniversaries, the awards vest in full. In both cases, the unvested portion of the awards are forfeited upon termination.
Upon the settlement of RSUs, we withhold a portion of the earned units to cover no more than the maximum statutory income and employment taxes and remit the net shares to an individual brokerage account. Authorized shares of our common stock are used to settle RSUs and stock options.
Awards granted prior to our IPO and/or converted at the time of our IPO are covered under our 2017 Management Incentive Plan (“2017 Plan”). Stock options granted at our IPO and/or awards granted at our IPO or after are covered under our 2020 Equity Omnibus Plan (“2020 Plan”). No new awards may be authorized under our 2017 Plan.
After the close of the separation from Intel, our employees were no longer eligible for Intel Awards (as defined below). Prior to the transaction, Intel’s stockholders approved the adoption of the Intel Corporation 2006 Equity Incentive Plan. The plan provides for the grant of stock options, stock appreciation rights, restricted stock, and restricted stock units (collectively “Intel Awards”) to eligible full-time and part-time employees and non-employee
directors. These awards generally vested over three or four years. Stock options generally expire ten years from the date of grant. Awards were generally granted with only a time-vesting requirement, but may have had certain performance and/or market conditions required for vesting.
All outstanding Intel Awards were replaced with fixed cash payouts (“retention awards”) or unvested Class A Unit awards (Note 12). After the close of the Skyhigh Networks, Inc. (“Skyhigh”) acquisition (Note 6), Skyhigh employees were no longer eligible for Skyhigh’s equity incentive plan and all outstanding awards were replaced with retention awards or unvested Class A unit awards.

Derivative and Hedging Instruments
Derivative and Hedging Instruments
The fair values of each of our derivative instruments are recorded as an asset or liability on a net basis at the balance sheet date within other current or long-term assets or liabilities. The change in fair value of our derivative instruments is recorded through earnings in the line item on the Consolidated Statements of Operations to which the derivatives most closely relate, primarily in Interest expense and other, net. Changes in the fair value of the underlying assets and liabilities associated with the hedged risk are generally offset by the changes in the fair value of the related derivatives. We do not use derivative financial instruments for speculative trading purposes.
To reduce the interest rate risk inherent in variable rate debt, we entered into certain interest rate swap agreements to convert a portion of our variable rate borrowing into a fixed rate obligation (Note 15). These interest rate swap agreements fix the London Interbank Offered Rate (“LIBOR”) portion of the US dollar denominated variable rate borrowings. Accordingly, to the extent the cash flow hedge is effective, changes in the fair value of interest rate swaps will be included within Accumulated other comprehensive income in the consolidated balance sheets. Hedge accounting will be discontinued when the interest rate swap is no longer effective in offsetting cash flows attributable to the hedged risk, the interest rate swap expires or the cash flow hedge is dedesignated because it is no longer probable that the forecasted transaction will occur according to the original strategy. When hedge accounting is discontinued, any related amounts previously included in Accumulated other comprehensive income (loss) would be reclassified to Interest expenses and other, net, within the consolidated statements of operations.

Leases
Leases
We adopted ASC Topic 842 which primarily requires leases to be recognized on the balance sheet. We adopted the standard using the modified retrospective approach with an effective date as of the beginning of our fiscal year, December 30, 2018. Prior year financial statements were not recast under the new standard.
We determine if an arrangement contains a lease and classification of that lease, if applicable, at inception based on:

•	Whether the contract involves the use of a distinct identified asset;

•	Whether we obtain the right to obtain substantially all the economic benefits from the use of the asset throughout the period; and

•	Whether we have a right to direct the use of the asset.
Right-of-use
(“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. A ROU asset is initially measured at an amount which represents the lease liability, plus any initial direct costs incurred and less any lease incentives received. The lease liability is initially measured at lease commencement date based on the present value of minimum lease payments over the lease term. The lease term may include options to extend or terminate when it is reasonably certain that we will exercise the option. We have lease agreements with lease and non-lease
components, and the
non-lease
components are generally accounted for separately and not included in our leased assets and corresponding liabilities.
The depreciable life of assets and leasehold improvements are limited by the expected lease term unless there is a transfer of title or purchase option reasonably certain of exercise. Payments related to short-term leases are expensed on a straight-line basis over the lease term and reflected as a component of lease cost within our consolidated statements of operations. Lease payments generally consist of fixed amounts, as well as variable amounts based on a market rate or an index which are not material to our consolidated lease cost. Our leases do not contain significant terms and conditions for variable lease payments.
When available, we use the rate implicit in the lease to discount lease payments to present value; however, most of our leases do not provide a readily determinable implicit rate. Therefore, we estimate our incremental borrowing rate to discount the lease payments based on information available at lease commencement. For leases which commenced prior to our adoption of ASU
No. 2016-02,
Leases, and all related updates (collectively, “ASC Topic 842”), we estimated our incremental borrowing rate as of adoption date based on our credit rating, current economic conditions, and collateralized borrowing.

Discontinued Operations
Discontinued Operations
We review the presentation of planned business dispositions in the condensed consolidated financial statements based on the available information and events that have occurred. The review consists of evaluating whether the business meets the definition of a component for which the operations and cash flows are clearly distinguishable from the other components of the business, and if so, whether it is anticipated that after the disposal the cash flows of the component would be eliminated from continuing operations and whether the disposition represents a strategic shift that has a major effect on operations and financial results. In addition, we evaluate whether the business has met the criteria as a business held for sale. In order for a planned disposition to be classified as a business held for sale, the established criteria must be met as of the reporting date, including an active program to market the business and the expected disposition of the business within one year.
Planned business dispositions are presented as discontinued operations when all the criteria described above are met. For those divestitures that qualify as discontinued operations, all comparative periods presented are reclassified in the condensed consolidated balance sheets. Additionally, the results of operations of a discontinued operation are reclassified to income from discontinued operations, net of tax, for all periods presented in the condensed consolidated statements of operations. Results of discontinued operations include all revenues and expenses directly derived from such businesses; general corporate overhead is not allocated to discontinued operations.

Discontinued Operations
We review the presentation of planned business dispositions in the consolidated financial statements based on the available information and events that have occurred. The review consists of evaluating whether the business meets the definition of a component for which the operations and cash flows are clearly distinguishable from the other components of the business, and if so, whether it is anticipated that after the disposal the cash flows of the component would be eliminated from continuing operations and whether the disposition represents a strategic shift that has a major effect on operations and financial results. In addition, we evaluate whether the business has met the criteria as a business held for sale. In order for a planned disposition to be classified as a business held for sale, the established criteria must be met as of the reporting date, including an active program to market the business and the expected disposition of the business within one year.
Planned business dispositions are presented as discontinued operations when all the criteria described above are met. For those divestitures that qualify as discontinued operations, all comparative periods presented are reclassified in the consolidated balance sheets. Additionally, the results of operations of a discontinued operation are reclassified to income from discontinued operations, net of tax, for all periods presented in the consolidated statements of operations. Results of discontinued operations include all revenues and expenses directly derived from such businesses; general corporate overhead is not allocated to discontinued operations.

Recently Adopted Accounting Standards and Recent Accounting Standards Not Yet Adopted
Recently Adopted Accounting Standards
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which simplifies the accounting for income taxes by removing certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. ASU
2019-12
also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. We adopted ASU
2019-12
on December 27, 2020 and it had no material impact on our consolidated financial statements and related disclosures.
Recent Accounting Standards Not Yet Adopted
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”),
which simplifies current guidance for convertible financial instruments. ASU
2020-06
also amends derivatives guidance for certain contracts in an entity’s own equity. Finally, ASU
2020-06
amends earnings per share guidance related to convertible instruments. ASU
2020-06
is effective for us in the first quarter of fiscal year 2022. We do not expect adoption of ASU
2020-06
to have a material effect on our consolidated financial statements.

Recently Adopted Accounting Standards
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial instruments (ASU
2016-13)
and also issued subsequent amendments to the initial guidance (collectively, “Topic 326”). Topic 326 requires measurement and recognition of expected credit losses for financial assets held. We adopted Topic 326 on
December 29, 2019 which had an immaterial impact on our consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU
2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing
Arrangement That Is a Service Contract (“ASU
2018-15”),
which clarifies the accounting for implementation costs in cloud computing arrangements. We adopted ASU
2018-15
on December 29, 2019 prospectively, which had an immaterial impact on our consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU
2020-04”).
The standard provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions, subject to meeting certain criteria, that reference LIBOR or another rate that is expected to be discontinued. We adopted ASU
2020-04
on June 27, 2020 and it had no impact on our consolidated financial statements and related disclosures. The guidance is potentially applicable when we modify the current reference rate of LIBOR to another reference rate on our 1 st
Lien USD Term Loan (Note 13) and related interest rate swaps (Note 15).
Recent Accounting Standards Not Yet Adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which simplifies the accounting for income taxes by removing certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. ASU
2019-12
also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU
2019-12
is effective for us in the first quarter of fiscal year 2021. We have evaluated the impact of this standard on our accounting policies, processes and systems and do not believe it has a material impact on our consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”),
which simplifies current guidance for convertible financial instruments. ASU
2020-06
also amends derivatives guidance for certain contracts in an entity’s own equity. Finally, ASU
2020-06
amends earnings per share guidance related to convertible instruments. ASU
2020-06
is effective for us in the first quarter of fiscal year 2022. We do not expect the adoption of ASU
2020-06
to have a material effect on our consolidated financial statements.